FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of fair value assets measured on recurring basis

Assets measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at
	December 31, 2018 Using
	Quoted Prices
	in Active	Significant Other
	Market for	Observable	Unobservable
	Identical Assets	Inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2018
	RMB	RMB	RMB	RMB	US$
Financial products	—	33,185	—	33,185	4,827
Time deposits (with the maturity of more than three months)	—	5,958	—	5,958	866
Equity securities	8,995	—	—	8,995	1,308
Available-for-sale debt investments	—	—	2,717	2,717	395
Total	8,995	39,143	2,717	50,855	7,396

	Fair Value Measurement at
	December 31, 2017 Using
	Quoted Prices
	in Active	Significant Other
	Market for	Observable	Unobservable
	Identical Assets	Inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value at December 31, 2017
	RMB	RMB	RMB	RMB	US$
Financial products	—	26,892	—	26,892	4,133
Time deposits (with the maturity of more than three months)	—	149	—	149	23
Equity securities	12,435	—	—	12,435	1,911
Available-for-sale debt investments	—	409	5,708	6,117	940
Total	12,435	27,450	5,708	45,593	7,007

Schedule of roll forward of major Level 3 investments

Total
RMB(in millions)
Fair value of Level 3 investments as at December 31, 2016	6,806
Transfer in and/or out of Level 3	(1,755)
New addition	455
Disposal of investments	(17)
Effect of exchange rate change	(193)
Other than temporary impairments	(156)
The change in fair value of the investments	568
Fair value of Level 3 investments as at December 31, 2017	5,708
Transfer in and/or out of Level 3	69
New addition	150
Disposal of investments	(2,655)
Effect of exchange rate change	121
The change in fair value of the investments	(676)
Fair value of Level 3 investments as at December 31, 2018	2,717

Schedule of significant unobservable inputs adopted in the valuation

Unobservable Input
Weighted average cost of capital	17% ~ 19%
Lack of marketability discount	10% ~ 15%
Risk-free rate	3.5%
Expected volatility	38% ~ 41%
Probability	Liquidation scenario: 35% ~ 70%
Redemption scenario: 30%
IPO scenario: 30% ~ 35%
Dividend yield	Nil